REVENUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE
21.	REVENUE

Disaggregated Revenues

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. During the year ended December 31, 2025, the Company recognized $1,074,865 (2024 - $41,427, 2023 - $465,777) from non-recurring engineering services and product sales. Non-recurring revenue may be recognized over time or at a point in time while product sales are recorded at a point in time.